CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 46,084	$ 12,518
Restricted cash	40,716	29,850
Amount due from Sky Solar Holdings Co., Ltd.	0	1,430
Amounts due from other related parties	16,713	6,233
Trade and other receivables	34,582	30,097
Inventories	307	39,034
Assets classified as held for sale		47,006
Current Assets	138,402	166,168
Non-current assets:
Investment property	1,516	1,568
Intangible assets	126	122
Interests in associates	2,566	4,092
Amounts due from other related parties	5,632	8,125
Deferred tax assets	23,500	9,581
Other non-current assets	11,045	14,514
Non-current Assets	442,706	310,078
Total assets	581,108	476,246
Current liabilities:
Trade and other payables	29,043	24,037
Amounts due to other related parties	28	7,512
Taxes payable	2,340	6,903
Borrowings	19,702	27,280
Other current liabilities	120,820
Liabilities directly associated with assets classified as held for sale		3,380
Total current liabilities	171,933	69,112
Non-current liabilities:
Borrowings	230,027	131,881
Other non-current liabilities	70,136	141,001
Deferred tax liabilities	2,784	330
Total non-current liabilities	302,947	273,212
Total liabilities	474,880	342,324
Total assets less total liabilities	106,228	133,922
Equity:
Share capital	8	8
Reserves	101,115	128,076
Equity attributable to owners of the Company	101,123	128,084
Non-controlling interests	5,105	5,838
Total equity	106,228	133,922
Total liabilities and equity	581,108	476,246
Carrying value - Property other than solar parks
Non-current assets:
Property, plant and equipment	916	823
IPP Solar Parks
Non-current assets:
Property, plant and equipment	$ 397,405	$ 271,253